Significant Accounting Policies - Basic and Diluted Earnings Per Common Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Mar. 29, 2025	Mar. 30, 2024	Mar. 25, 2023
Numerator:
Net income (loss)	$ (12,819)	$ (4,631)	$ (7,432)
Denominator:
Weighted-average common shares outstanding	19,357	19,058	18,692
Income (Loss) per common share	$ (0.66)	$ (0.24)	$ (0.4)
Numerator:
Net income (loss)	$ (12,819)	$ (4,631)	$ (7,432)
Denominator:
Dilutive effect of stock options and warrants	0	0	0
Weighted-average common shares outstanding – diluted	19,357	19,058	18,692
Diluted income (loss) per common share	$ (0.66)	$ (0.24)	$ (0.4)